Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	$ 1,574	$ 1,625
Additions	23	98
Amortisation for the year	(93)	(118)
Impairments for the year	(52)		$ (14)
Transfers and other movements	(15)	(31)
At the end of the financial year	1,437	1,574	1,625
Previously stated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,574	675
At the end of the financial year		1,574	675
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year		950
At the end of the financial year			950
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	2,777
At the end of the financial year	2,703	2,777
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,203)
At the end of the financial year	(1,266)	(1,203)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,197	1,197
At the end of the financial year	1,197	1,197	1,197
Goodwill [member] | Previously stated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,197	247
At the end of the financial year		1,197	247
Goodwill [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year		950
At the end of the financial year			950
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,197
At the end of the financial year	1,197	1,197
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	377	428
Additions	23	98
Amortisation for the year	(93)	(118)
Impairments for the year	(52)
Transfers and other movements	(15)	(31)
At the end of the financial year	240	377	428
Other intangibles [member] | Previously stated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	377	428
At the end of the financial year		377	$ 428
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,580
At the end of the financial year	1,506	1,580
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,203)
At the end of the financial year	$ (1,266)	$ (1,203)